DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.1%
Communication Services
— 6.3%
Alphabet, Inc., Class A
129 41,303
Alphabet, Inc., Class C
102 32,652
AT&T, Inc.
1,100 28,622
Charter Communications, Inc.,
Class A *
73 14,609
Comcast Corp., Class A
1,289 34,403
Electronic Arts, Inc.
47 9,495
Fox Corp., Class A
44 2,882
Fox Corp., Class B
26 1,515
Live Nation Entertainment, Inc. *
27 3,549
Match Group, Inc.
27 899
Meta Platforms, Inc., Class A
56 36,285
Netflix, Inc. *
30 3,227
News Corp., Class A
579 14,869
News Corp., Class B
174 5,121
Omnicom Group, Inc.
96 6,911
Paramount Skydance Corp.,
Class B
592 9,484
Take-Two Interactive Software,
Inc. *
28 6,890
TKO Group Holdings, Inc.
4 776
T-Mobile US, Inc.
83 17,348
Verizon Communications, Inc.
801 32,929
Walt Disney Co.
626 65,398
Warner Bros Discovery, Inc. *
890 21,360
(Cost $394,664)
390,527
Consumer Discretionary
— 9.7%
Airbnb, Inc., Class A *
17 1,989
Amazon.com, Inc. *
164 38,248
Aptiv PLC *
69 5,351
AutoZone, Inc. *
1 3,954
Best Buy Co., Inc.
47 3,726
Booking Holdings, Inc.
1 4,915
Carnival Corp. *
133 3,429
Chipotle Mexican Grill, Inc. *
303 10,460
D.R. Horton, Inc.
90 14,311
Darden Restaurants, Inc.
144 25,859
Deckers Outdoor Corp. *
23 2,025
Domino's Pizza, Inc.
7 2,937
DoorDash, Inc., Class A *
22 4,364
eBay, Inc.
6 497
Expedia Group, Inc.
12 3,068
Ford Motor Co.
2,084 27,676
Garmin Ltd.
17 3,320
General Motors Co.
434 31,908
Genuine Parts Co.
39 5,086
Hasbro, Inc.
116 9,582
Hilton Worldwide Holdings, Inc.
11 3,135
Number
of Shares Value $
Home Depot, Inc.
21 7,495
Las Vegas Sands Corp.
156 10,633
Lennar Corp., Class A
165 21,664
LKQ Corp.
155 4,602
Lowe's Cos., Inc.
21 5,092
Lululemon Athletica, Inc. *
33 6,078
Marriott International, Inc.,
Class A
26 7,925
McDonald's Corp.
111 34,612
MGM Resorts International *
390 13,763
Mohawk Industries, Inc. *
21 2,434
NIKE, Inc., Class B
501 32,380
Norwegian Cruise Line Holdings
Ltd. *
81 1,495
NVR, Inc. *
1 7,507
O'Reilly Automotive, Inc. *
55 5,593
Pool Corp.
18 4,385
PulteGroup, Inc.
72 9,158
Ralph Lauren Corp.
86 31,590
Ross Stores, Inc.
150 26,454
Royal Caribbean Cruises Ltd.
8 2,130
Starbucks Corp.
427 37,196
Tapestry, Inc.
225 24,588
Tesla, Inc. *
47 20,218
TJX Cos., Inc.
155 23,548
Tractor Supply Co.
555 30,403
Ulta Beauty, Inc. *
16 8,621
Williams-Sonoma, Inc.
4 720
Wynn Resorts Ltd.
45 5,791
Yum! Brands, Inc.
72 11,031
(Cost $587,532)
602,946
Consumer Staples — 11.9%
Altria Group, Inc.
243 14,339
Archer-Daniels-Midland Co.
435 26,422
Brown-Forman Corp., Class B
544 15,765
Bunge Global SA
189 18,157
Campbell's Company
100 3,048
Church & Dwight Co., Inc.
154 13,115
Clorox Co.
158 17,055
Coca-Cola Co.
89 6,508
Colgate-Palmolive Co.
378 30,387
Conagra Brands, Inc.
252 4,498
Constellation Brands, Inc., Class
A
162 22,094
Costco Wholesale Corp.
82 74,914
Dollar General Corp.
60 6,569
Dollar Tree, Inc. *
25 2,770
Estee Lauder Cos., Inc., Class A
142 13,358
General Mills, Inc.
294 13,921
Hershey Co.
7 1,317
Hormel Foods Corp.
200 4,642
J M Smucker Co.
56 5,834

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Kellanova
54 4,517
Kenvue, Inc.
915 15,875
Keurig Dr Pepper, Inc.
381 10,630
Kimberly-Clark Corp.
239 26,080
Kraft Heinz Co.
612 15,612
Kroger Co.
305 20,520
Lamb Weston Holdings, Inc.
96 5,670
McCormick & Co., Inc.
65 4,386
Molson Coors Beverage Co.,
Class B
172 8,000
Mondelez International, Inc.,
Class A
135 7,772
Monster Beverage Corp. *
19 1,425
PepsiCo, Inc.
85 12,643
Philip Morris International, Inc.
280 44,094
Procter & Gamble Co.
567 84,007
Sysco Corp.
834 63,551
Target Corp.
231 20,933
Tyson Foods, Inc., Class A
405 23,510
Walmart, Inc.
731 80,783
(Cost $773,095)
744,721
Energy — 5.4%
APA Corp.
118 2,946
Baker Hughes Co.
253 12,701
Chevron Corp.
166 25,088
ConocoPhillips
163 14,456
Coterra Energy, Inc.
58 1,557
Devon Energy Corp.
124 4,595
Diamondback Energy, Inc.
23 3,510
EOG Resources, Inc.
81 8,736
EQT Corp.
46 2,800
Expand Energy Corp.
29 3,536
Exxon Mobil Corp.
330 38,254
Halliburton Co.
315 8,259
Kinder Morgan, Inc.
1,656 45,242
Marathon Petroleum Corp.
98 18,985
Occidental Petroleum Corp.
200 8,400
ONEOK, Inc.
348 25,341
Phillips 66
431 59,030
SLB Ltd.
308 11,162
Targa Resources Corp.
40 7,012
Texas Pacific Land Corp.
2 1,729
Valero Energy Corp.
84 14,848
Williams Cos., Inc.
278 16,938
(Cost $323,750)
335,125
Financials — 12.7%
Aflac, Inc.
41 4,523
Allstate Corp.
49 10,436
American Express Co.
27 9,862
American International Group,
Inc.
41 3,122
Number
of Shares Value $
Ameriprise Financial, Inc.
4 1,823
Aon PLC, Class A
5 1,770
Apollo Global Management, Inc.
22 2,901
Arch Capital Group Ltd. *
23 2,160
Arthur J Gallagher & Co.
5 1,238
Assurant, Inc.
16 3,651
Bank of America Corp.
321 17,222
Bank of New York Mellon Corp.
98 10,986
Berkshire Hathaway, Inc., Class
B *
459 235,839
Blackrock, Inc.
13 13,615
Blackstone, Inc.
5 732
Block, Inc. *
414 27,655
Brown & Brown, Inc.
6 483
Capital One Financial Corp.
60 13,144
Cboe Global Markets, Inc.
8 2,065
Charles Schwab Corp.
100 9,273
Chubb Ltd.
23 6,812
Cincinnati Financial Corp.
21 3,519
Citigroup, Inc.
174 18,026
Citizens Financial Group, Inc.
40 2,164
CME Group, Inc.
13 3,659
Coinbase Global, Inc., Class A *
11 3,001
Corpay, Inc. *
2 592
Erie Indemnity Co., Class A
5 1,477
Everest Group Ltd.
22 6,914
Fidelity National Information
Services, Inc.
17 1,118
Fifth Third Bancorp
85 3,694
Fiserv, Inc. *
131 8,053
Franklin Resources, Inc.
23 520
Global Payments, Inc.
22 1,667
Globe Life, Inc.
18 2,425
Goldman Sachs Group, Inc.
35 28,911
Hartford Insurance Group, Inc.
182 24,939
Huntington Bancshares, Inc.
150 2,445
Interactive Brokers Group, Inc.,
Class A
69 4,486
Intercontinental Exchange, Inc.
32 5,034
Invesco Ltd.
51 1,247
Jack Henry & Associates, Inc.
18 3,141
JPMorgan Chase & Co.
125 39,135
KeyCorp
129 2,371
KKR & Co., Inc.
40 4,892
Loews Corp.
48 5,178
M&T Bank Corp.
8 1,522
Marsh & McLennan Cos., Inc.
17 3,119
Mastercard, Inc., Class A
7 3,854
MetLife, Inc.
248 18,987
Moody's Corp.
11 5,399
Morgan Stanley
99 16,796
MSCI, Inc.
4 2,255

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Nasdaq, Inc.
81 7,364
Northern Trust Corp.
56 7,355
PayPal Holdings, Inc.
53 3,323
PNC Financial Services Group,
Inc.
37 7,057
Principal Financial Group, Inc.
58 4,920
Progressive Corp.
71 16,244
Prudential Financial, Inc.
246 26,629
Raymond James Financial, Inc.
44 6,888
Regions Financial Corp.
91 2,316
Robinhood Markets, Inc., Class
A *
14 1,799
S&P Global, Inc.
12 5,986
State Street Corp.
49 5,832
Synchrony Financial
29 2,243
T. Rowe Price Group, Inc.
156 15,971
Travelers Cos., Inc.
62 18,157
Truist Financial Corp.
223 10,369
US Bancorp
172 8,437
Visa, Inc., Class A
15 5,017
W.R. Berkley Corp.
29 2,253
Wells Fargo & Co.
250 21,462
Willis Towers Watson PLC
4 1,284
(Cost $779,939)
790,758
Health Care — 13.8%
Abbott Laboratories
871 112,272
AbbVie, Inc.
20 4,554
Agilent Technologies, Inc.
31 4,758
Align Technology, Inc. *
18 2,649
Amgen, Inc.
9 3,109
Baxter International, Inc.
358 6,709
Becton Dickinson & Co.
34 6,597
Biogen, Inc. *
29 5,281
Bio-Techne Corp.
23 1,484
Boston Scientific Corp. *
57 5,790
Bristol-Myers Squibb Co.
731 35,965
Cardinal Health, Inc.
103 21,863
Cencora, Inc.
25 9,223
Centene Corp. *
912 35,878
Charles River Laboratories
International, Inc. *
23 4,097
Cigna Group
32 8,873
Cooper Cos., Inc. *
31 2,416
CVS Health Corp.
783 62,922
Danaher Corp.
52 11,792
DaVita, Inc. *
16 1,915
Dexcom, Inc. *
31 1,968
Edwards Lifesciences Corp. *
26 2,253
Elevance Health, Inc.
51 17,251
Eli Lilly & Co.
6 6,453
GE HealthCare Technologies,
Inc.
100 7,999
Number
of Shares Value $
Gilead Sciences, Inc.
20 2,517
HCA Healthcare, Inc.
67 34,055
Henry Schein, Inc. *
191 14,243
Hologic, Inc. *
23 1,724
Humana, Inc.
46 11,305
IDEXX Laboratories, Inc. *
5 3,764
Incyte Corp. *
7 731
Insulet Corp. *
12 3,926
Intuitive Surgical, Inc. *
8 4,588
IQVIA Holdings, Inc. *
76 17,481
Johnson & Johnson
81 16,760
Labcorp Holdings, Inc.
29 7,795
McKesson Corp.
34 29,958
Medtronic PLC
172 18,117
Merck & Co., Inc.
128 13,418
Mettler-Toledo International,
Inc. *
1 1,477
Moderna, Inc. *
1,522 39,542
Molina Healthcare, Inc. *
23 3,410
Pfizer, Inc.
1,405 36,165
Quest Diagnostics, Inc.
26 4,919
Regeneron Pharmaceuticals, Inc.
114 88,942
ResMed, Inc.
40 10,233
Revvity, Inc.
15 1,566
Solventum Corp. *
33 2,814
STERIS PLC
6 1,598
Stryker Corp.
20 7,424
Thermo Fisher Scientific, Inc.
50 29,541
UnitedHealth Group, Inc.
116 38,253
Universal Health Services, Inc.,
Class B
36 8,771
Vertex Pharmaceuticals, Inc. *
1 434
Viatris, Inc.
755 8,071
Waters Corp. *
5 2,017
West Pharmaceutical Services,
Inc.
3 832
Zimmer Biomet Holdings, Inc.
23 2,243
Zoetis, Inc.
67 8,588
(Cost $769,644)
861,293
Industrials — 11.8%
3M Co.
119 20,474
A O Smith Corp.
46 3,035
Allegion PLC
36 5,977
AMETEK, Inc.
20 3,958
Automatic Data Processing, Inc.
77 19,658
Axon Enterprise, Inc. *
6 3,241
Boeing Co. *
27 5,103
Broadridge Financial Solutions,
Inc.
25 5,702
Builders FirstSource, Inc. *
39 4,377
C.H. Robinson Worldwide, Inc.
38 6,037
Carrier Global Corp.
112 6,147

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Caterpillar, Inc.
42 24,182
Cintas Corp.
57 10,603
Copart, Inc. *
281 10,953
CSX Corp.
201 7,107
Cummins, Inc.
35 17,429
Dayforce, Inc. *
8 553
Deere & Co.
36 16,722
Delta Air Lines, Inc.
312 19,999
Dover Corp.
31 5,744
Eaton Corp. PLC
60 20,753
EMCOR Group, Inc.
41 25,218
Emerson Electric Co.
29 3,868
Equifax, Inc.
65 13,804
Expeditors International of
Washington, Inc.
23 3,379
Fastenal Co.
29 1,172
FedEx Corp.
54 14,887
Fortive Corp.
30 1,604
GE Aerospace
9 2,686
GE Vernova, Inc.
15 8,997
Generac Holdings, Inc. *
6 910
General Dynamics Corp.
36 12,299
Honeywell International, Inc.
62 11,916
Howmet Aerospace, Inc.
35 7,161
Hubbell, Inc.
6 2,589
Huntington Ingalls Industries,
Inc.
2 627
IDEX Corp.
22 3,826
Illinois Tool Works, Inc.
42 10,470
Ingersoll Rand, Inc.
29 2,330
Jacobs Solutions, Inc.
81 10,920
JB Hunt Transport Services, Inc.
46 8,002
Johnson Controls International
PLC
104 12,096
L3Harris Technologies, Inc.
50 13,934
Leidos Holdings, Inc.
59 11,275
Lennox International, Inc.
8 3,991
Lockheed Martin Corp.
8 3,663
Masco Corp.
58 3,762
Nordson Corp.
21 4,991
Norfolk Southern Corp.
19 5,550
Northrop Grumman Corp.
24 13,734
Old Dominion Freight Line, Inc.
4 541
Otis Worldwide Corp.
148 13,150
PACCAR, Inc.
61 6,431
Parker-Hannifin Corp.
11 9,479
Paychex, Inc.
50 5,584
Paycom Software, Inc.
2 322
Pentair PLC
102 10,734
Quanta Services, Inc.
13 6,043
Republic Services, Inc.
22 4,775
Rockwell Automation, Inc.
2 792
Number
of Shares Value $
Rollins, Inc.
76 4,672
RTX Corp.
212 37,081
Snap-on, Inc.
15 5,101
Southwest Airlines Co.
292 10,165
Stanley Black & Decker, Inc.
102 7,295
Textron, Inc.
415 34,511
Trane Technologies PLC
11 4,636
TransDigm Group, Inc.
11 14,962
Uber Technologies, Inc. *
185 16,195
Union Pacific Corp.
58 13,446
United Airlines Holdings, Inc. *
188 19,168
United Parcel Service, Inc.,
Class B
110 10,537
United Rentals, Inc.
18 14,673
Veralto Corp.
26 2,632
Verisk Analytics, Inc.
4 900
W.W. Grainger, Inc.
4 3,795
Waste Management, Inc.
74 16,122
Westinghouse Air Brake
Technologies Corp.
90 18,770
Xylem, Inc.
49 6,893
(Cost $734,594)
736,820
Information Technology
— 13.9%
Accenture PLC, Class A
37 9,250
Adobe, Inc. *
5 1,601
Advanced Micro Devices, Inc. *
18 3,916
Akamai Technologies, Inc. *
8 716
Amphenol Corp., Class A
84 11,836
Analog Devices, Inc.
38 10,083
Apple, Inc.
260 72,501
Applied Materials, Inc.
103 25,982
AppLovin Corp., Class A *
3 1,798
Arista Networks, Inc. *
27 3,528
Autodesk, Inc. *
2 607
Broadcom, Inc.
59 23,775
Cadence Design Systems, Inc. *
16 4,989
CDW Corp.
40 5,769
Cisco Systems, Inc.
413 31,776
Cognizant Technology Solutions
Corp., Class A
83 6,450
Corning, Inc.
98 8,252
Crowdstrike Holdings, Inc., Class
A *
2 1,018
Dell Technologies, Inc., Class C
196 26,137
EPAM Systems, Inc. *
38 7,106
F5, Inc. *
2 478
First Solar, Inc. *
11 3,002
Fortinet, Inc. *
29 2,353
Gartner, Inc. *
8 1,862
Gen Digital, Inc.
45 1,187
GoDaddy, Inc., Class A *
188 24,038

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Hewlett Packard Enterprise Co.
587 12,838
HP, Inc.
440 10,745
Intel Corp. *
1,134 45,995
International Business Machines
Corp.
153 47,213
Intuit, Inc.
7 4,439
Jabil, Inc.
386 81,334
Keysight Technologies, Inc. *
25 4,949
KLA Corp.
23 27,036
Lam Research Corp.
103 16,068
Microchip Technology, Inc.
7 375
Micron Technology, Inc.
96 22,702
Microsoft Corp.
108 53,137
Monolithic Power Systems, Inc.
3 2,784
Motorola Solutions, Inc.
12 4,436
NetApp, Inc.
77 8,590
NVIDIA Corp.
82 14,514
NXP Semiconductors NV
84 16,375
ON Semiconductor Corp. *
131 6,581
Oracle Corp.
24 4,847
Palantir Technologies, Inc., Class
A *
47 7,917
Palo Alto Networks, Inc. *
18 3,422
PTC, Inc. *
2 351
Qnity Electronics, Inc.
35 2,838
QUALCOMM, Inc.
418 70,262
Roper Technologies, Inc.
13 5,801
Salesforce, Inc.
46 10,605
Seagate Technology Holdings
PLC
16 4,427
ServiceNow, Inc. *
2 1,625
Skyworks Solutions, Inc.
55 3,627
Super Micro Computer, Inc. *
144 4,874
Synopsys, Inc. *
19 7,942
TE Connectivity PLC
33 7,463
Teledyne Technologies, Inc. *
6 2,997
Teradyne, Inc.
34 6,184
Texas Instruments, Inc.
138 23,221
Trimble, Inc. *
24 1,954
Tyler Technologies, Inc. *
12 5,635
VeriSign, Inc.
51 12,851
Western Digital Corp.
47 7,677
Workday, Inc., Class A *
6 1,294
Zebra Technologies Corp., Class
A *
10 2,527
(Cost $803,303)
870,462
Materials — 3.5%
Air Products and Chemicals, Inc.
4 1,044
Albemarle Corp.
15 1,950
Amcor PLC
740 6,305
Avery Dennison Corp.
294 50,677
Ball Corp.
91 4,507
Number
of Shares Value $
CF Industries Holdings, Inc.
27 2,125
Corteva, Inc.
98 6,612
Dow, Inc.
294 7,012
DuPont de Nemours, Inc.
71 2,824
Ecolab, Inc.
24 6,604
Freeport-McMoRan, Inc.
364 15,645
International Flavors &
Fragrances, Inc.
55 3,821
International Paper Co.
217 8,567
Linde PLC
19 7,796
LyondellBasell Industries NV,
Class A
37 1,812
Martin Marietta Materials, Inc.
16 9,972
Mosaic Co.
132 3,233
Newmont Corp.
175 15,878
Nucor Corp.
153 24,402
Packaging Corp. of America
6 1,224
PPG Industries, Inc.
16 1,601
Sherwin-Williams Co.
11 3,780
Smurfit WestRock PLC
107 3,819
Solstice Advanced Materials,
Inc. *
15 715
Steel Dynamics, Inc.
105 17,622
Vulcan Materials Co.
38 11,295
(Cost $220,579)
220,842
Real Estate — 3.7%
Alexandria Real Estate Equities,
Inc. REIT
31 1,664
American Tower Corp. REIT
40 7,251
AvalonBay Communities, Inc.
REIT
35 6,368
BXP, Inc. REIT
91 6,585
Camden Property Trust REIT
26 2,765
CBRE Group, Inc., Class A *
212 34,308
CoStar Group, Inc. *
134 9,219
Crown Castle, Inc. REIT
51 4,655
Digital Realty Trust, Inc. REIT
4 641
Equinix, Inc. REIT
2 1,507
Equity Residential REIT
94 5,805
Essex Property Trust, Inc. REIT
15 3,954
Extra Space Storage, Inc. REIT
85 11,319
Federal Realty Investment Trust
REIT
15 1,481
Healthpeak Properties, Inc. REIT
394 7,194
Host Hotels & Resorts, Inc. REIT
597 10,525
Invitation Homes, Inc. REIT
156 4,399
Iron Mountain, Inc. REIT
54 4,663
Kimco Realty Corp. REIT
82 1,694
Mid-America Apartment
Communities, Inc. REIT
28 3,805
Prologis, Inc. REIT
155 19,922
Public Storage REIT
66 18,120
Realty Income Corp. REIT
81 4,666

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Regency Centers Corp. REIT
21 1,494
SBA Communications Corp.
REIT
16 3,108
Simon Property Group, Inc. REIT
27 5,031
UDR, Inc. REIT
77 2,804
Ventas, Inc. REIT
132 10,643
VICI Properties, Inc. REIT
65 1,873
Welltower, Inc. REIT
90 18,740
Weyerhaeuser Co. REIT
675 14,992
(Cost $234,708)
231,195
Utilities — 6.4%
AES Corp.
736 10,348
Alliant Energy Corp.
29 2,015
Ameren Corp.
44 4,679
American Electric Power Co.,
Inc.
116 14,357
American Water Works Co., Inc.
417 54,239
Atmos Energy Corp.
32 5,644
CenterPoint Energy, Inc.
253 10,115
CMS Energy Corp.
71 5,356
Consolidated Edison, Inc.
160 16,058
Constellation Energy Corp.
20 7,287
Dominion Energy, Inc.
153 9,604
DTE Energy Co.
82 11,236
Duke Energy Corp.
108 13,386
Edison International
282 16,607
Entergy Corp.
52 5,071
Evergy, Inc.
39 3,028
Eversource Energy
151 10,144
Exelon Corp.
549 25,869
FirstEnergy Corp.
142 6,776
Number
of Shares Value $
NextEra Energy, Inc.
249 21,486
NiSource, Inc.
159 7,017
NRG Energy, Inc.
247 41,864
PG&E Corp.
891 14,363
Pinnacle West Capital Corp.
22 1,999
PPL Corp.
233 8,598
Public Service Enterprise Group,
Inc.
120 10,022
Sempra
174 16,481
Southern Co.
147 13,395
Vistra Corp.
86 15,382
WEC Energy Group, Inc.
56 6,276
Xcel Energy, Inc.
98 8,047
(Cost $381,481)
396,749
TOTAL COMMON STOCKS
(Cost $6,003,289)
6,181,438
EXCHANGE-TRADED FUNDS
— 0.3%
Invesco S&P 500 Equal Weight
ETF
(Cost $15,925)
85 16,280
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (a)
(Cost $25,396)
25,396 25,396
TOTAL INVESTMENTS — 99.8%
(Cost $6,044,610)
6,223,114
Other assets and liabilities,
net — 0.2%
12,744
NET ASSETS — 100.0%
6,235,858
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the  ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (a)
28,350 37,670 (40,624) — — 275 — 25,396 25,396
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 7
Schedule of Investments
Xtrackers S&P 500 Diversified Sector Weight ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SPXD-PH1
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 1 33,341 34,298 12/19/2025 957
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,181,438 $ — $ — $ 6,181,438
Exchange-Traded Funds
16,280 — — 16,280
Short-Term Investments (a)
25,396 — — 25,396
Derivatives (b)
Futures Contracts
957 — — 957
TOTAL
$ 6,224,071 $ — $ — $ 6,224,071
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.